Note 1 - Summary of Significant Accounting Policies - Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Basic
Continuing operations (loss) earnings	$ (36,483)	$ 10,049
Deduct preferred stock dividends	23	23
Undistributed (loss) earnings	(36,506)	10,026
(Loss) earnings attributable to participating preferred shareholders	(143)	48
(Loss) earnings attributable to common shareholders	$ (36,363)	$ 9,978
Weighted average common shares outstanding (in shares)	9,652	9,769
Basic (loss) earnings from continuing operations per common share (in dollars per share)	$ (3.77)	$ 1.02
Diluted
(Loss) earnings attributable to common shareholders	$ (36,363)	$ 9,978
Add dividends on convertible preferred stock		20
(Loss) earnings attributable to common stock on a diluted basis	$ (36,363)	$ 9,998
Weighted average common shares outstanding (in shares)	9,652	9,769
Additional shares to be issued related to the equity compensation plan (in shares)		3
Additional shares to be issued under full conversion of preferred stock (in shares)		67
Total shares for diluted (in shares)	9,652	9,839
Diluted (loss) earnings from continuing operations per share (in dollars per share)	$ (3.77)	$ 1.02
Discounted Operations, Basic
Discontinued operations earnings (loss)	$ 42,230	$ (18,529)
Deduct preferred stock dividends	23	23
Undistributed earnings (loss)	42,207	(18,552)
Earnings (loss) attributable to participating preferred shareholders	166	(88)
Earnings (loss) attributable to common shareholders	$ 42,041	$ (18,464)
Weighted average common shares outstanding (in shares)	9,652	9,769
Basic earnings (loss) from discontinued operations per common share (in dollars per share)	$ 4.36	$ (1.89)
Discounted Operations, Diluted
Earnings (loss) attributable to common shareholders	$ 42,041	$ (18,464)
Add dividends on convertible preferred stock	20
Earnings (loss) attributable to common stock on a diluted basis	$ 42,061	$ (18,464)
Weighted average common shares outstanding (in shares)	9,652	9,769
Additional shares to be issued related to the equity compensation plan (in shares)	3
Additional shares to be issued under full conversion of preferred stock (in shares)	67
Total shares for diluted (in shares)	9,722	9,769
Diluted earnings (loss) from discontinued operations per share (in dollars per share)	$ 4.33	$ (1.89)